GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Application Software: 13.1%
12,125	Intuit Inc.	$5,405,689
20,442	Microsoft Corp.	5,893,429
27,649	Salesforce Inc.*	5,523,717
44,791	Zoom Video Communications	3,307,367
		20,130,202
	Athletic Footwear: 3.2%
39,891	NIKE Inc.	4,892,232

	Cable/Satellite TV: 2.6%
105,691	Comcast Corp. - Class A	4,006,746

	Commercial Services: 2.8%
56,625	PayPal Holdings, Inc.*	4,300,103

	Computers: 3.3%
31,206	Apple Inc.	5,145,869

	Diversified Manufacturing Operations: 6.9%
19,044	Danaher Corp.	4,799,850
10,054	Thermo Fisher Scientific Inc.	5,794,824
		10,594,674
	E-Commerce: 2.4%
35,014	Amazon.com Inc.*	3,616,596

	Electronic Components - Semiconductor: 11.5%
76,711	Amphenol Corporation	6,268,823
139,180	Infineon Technologies AG	5,706,408
20,746	NVIDIA Corp.	5,762,616
		17,737,847
	Enterprise Software/Services: 2.5%
10,028	Adobe Inc.*	3,864,490

	Finance - Other Services: 11.0%
49,678	Intercontinental Exchange, Inc.	5,180,919
16,498	Mastercard Inc .	5,995,538
25,647	Visa Inc.	5,782,373
		16,958,830
	Internet Content: 3.7%
26,661	Meta Platforms Inc. - Class A*	5,650,532

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Shares	Common Stocks: 98.7%	Value
	Machinery - Electric Utility: 3.8%
172,450	ABB Ltd.	$5,922,077

	Machinery: 3.7%
12,802	Roper Industries, Inc.	5,641,713

	Metal Instrument: 2.3%
44,348	Medtronic PLC	3,575,336

	Pharmaceutical: 2.9%
64,447	Bristol-Myers Squibb Co	4,466,822

	Power Conversion/Supply Equipment: 3.7%
34,475	Schneider Electric SE	5,758,828

	Retail - Apparel: 2.9%
305,800	ANTA Sports Products Ltd.	4,432,065

	Semiconductor: 13.5%
43,597	Applied Materials Inc.	5,355,020
13,288	KLA-Tencor Corp.	5,304,171
9,886	Lam Research Corp.	5,240,766
51,838	Taiwan Semiconductor - ADR	4,821,971
		20,721,928
	Web Portals: 2.9%
42,723	Alphabet Inc. - A Shares*	4,431,657

	Total Common Stocks	$151,848,547
	(cost $91,068,181)

	Total Investments in Securities	151,848,547
	(cost $91,068,181): 98.7%

	Other Assets less Liabilities: 1.3%	1,995,105

	Net Assets: 100.0%	$153,843,652

*	Non-income producing security.

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC - Public Limited Company